Taxes (Details) - Schedule of Group’s Income (Loss) Before Income Taxes - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Schedule of Group’s Income (Loss) Before Income Taxes [Line Items]
Income (loss) before income taxes	$ (15,775,162)	$ 23,608,157	$ 10,258,735
Non-Singapore [Member]
Schedule of Group’s Income (Loss) Before Income Taxes [Line Items]
Income (loss) before income taxes	(1,534,840)	(1,334,643)	(575,352)
Singapore [Member]
Schedule of Group’s Income (Loss) Before Income Taxes [Line Items]
Income (loss) before income taxes	$ (14,240,322)	$ 24,942,800	$ 10,834,087